Inventories	6 Months Ended
Jun. 30, 2020
Inventories
Inventories

7.Inventories

The Group’s inventory balance of $6,005 and $6,569 as of December 31, 2019 and June 30, 2020, respectively, mainly consisted of finished goods purchased from Tesaro Inc.("Tesaro") and Novocure Limited ("Novocure") for distribution in Hong Kong and Macau, as well as certain raw materials purchased for ZEJULA commercialization in the PRC.

	As of
	December 31,	June 30,
	2019	2020
	$	$
Finished goods	593	838
Raw materials	5,412	5,738
Inventories	6,005	6,576
Inventory write-down:
Balance at beginning of the year	—	—
Additions	—	(7)
Write-offs	—	—
Inventories	6,005	6,569